LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 5,029
2026	4,194
2027	3,364
2028	3,048
2029	2,642
2030	1,263
Total undiscounted lease payments	19,540
Less: adjustment to discounted lease payments	(1,271)
Total discounted lease payments	$ 18,269